                                     [LETTERHEAD]


August 13, 1998


BY EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549-1004


RE:  Lincoln Benefit Life Variable Annuity Account
     '33 Act File No. 333-50545
     '40 Act File No. 811-7924


Ladies and Gentlemen:

     In accordance with Rule 497(j) of Regulation C under the Securities Act of 1933, Lincoln Benefit Life Variable Annuity Account (the "Account") certifies that:

     a. The form of prospectus and statement of additional information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the Account's registration statement on Form N-4; and

     b. The text of the Account's registration statement was filed with the Commission electronically on July 24, 1998.

                                        Very truly yours,

                                        /s/ Gregory C. Sernett

                                        Gregory C. Sernett
                                        Vice President and
                                        Assistant General Counsel

GCS:jw